Prospectus Supplement
John Hancock Funds II
International Small Company Fund (the fund)
Supplement dated April 16, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
Effective April 28, 2025, Brendan J. McAndrews will be added as a portfolio manager of the fund. Jed S. Fogdall and Joel P. Schneider continue to serve as portfolio managers of the fund, and together with Brendan J. McAndrews, are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, the following is added to the fund’s portfolio manager information in the “Fund summary” section under the heading “Portfolio management”:
Brendan J. McAndrews
Senior Portfolio Manager and Vice President
Managed the fund since 2025
Additionally, the following is added to the fund’s portfolio manager information in the “Fund details” section under the heading “Who’s who – Subadvisor”:
Brendan J. McAndrews
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Senior Portfolio Manager and Vice President
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Managed the fund since 2025
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Joined Dimensional in 2015
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Statement of Additional Information Supplement
John Hancock Funds II
International Small Company Fund (the fund)
Supplement dated April 16, 2025 to the current Statement of Additional Information, as may be supplemented (the SAI)
Effective April 28, 2025, Brendan J. McAndrews will be added as a portfolio manager of the fund. Jed S. Fogdall and Joel P. Schneider continue to serve as portfolio managers of the fund, and together with Brendan J. McAndrews, are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, the following supplements the information presented in Appendix B of the SAI, which provides additional information about the portfolio managers of the fund’s subadvisor, Dimensional Fund Advisors LP:
Portfolio Managers and Other Accounts Managed
The following table provides information regarding other accounts for which Brendan J. McAndrews has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is Brendan J. McAndrews’ investment in the fund and similarly managed accounts.
The following table provides information as of February 28, 2025:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Brendan J. McAndrews	19	$75,942	0	$0	7	$4,692
Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Brendan J. McAndrews	0	$0	0	$0	0	$0
Ownership of the Fund Shares
The following table shows the dollar range of fund shares beneficially owned by Brendan J. McAndrews as of February 28, 2025.
Portfolio Manager	Dollar Range of Shares Owned
Brendan J. McAndrews	none
You should read this supplement in conjunction with the SAI and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.